Basis of Presentation and summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Sep. 30, 2021
Non-compete agreements
Intangible assets
Useful economic life	5 years
Brand
Intangible assets
Useful economic life	10 years
Customer contracts
Intangible assets
Useful economic life	2 years
Customer relationships
Intangible assets
Useful economic life	10 years